CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Global Bond Fund, Inc. (1933 Act File No. 33-5648; 1940 Act File No. 811-4520) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 31 ("Amendment No. 31") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 31 was filed electronically.

WADDELL & REED ADVISORS
GLOBAL BOND FUND, INC.

Dated: February 3, 2006	By: /s/Kristen A. Richards
Kristen A. Richards
Vice President, Secretary and
Associate General Counsel